Organization - Credit facility (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Jul. 14, 2017	Sep. 30, 2017
Liquidity
Proceeds from long-term debt		$ 38,686
CRG credit facility
Liquidity
Maximum borrowing capacity	$ 50,000
Proceeds from long-term debt	40,000
Additional borrowing capacity on achievement of milestones	10,000
Concurrent with CRG credit facility borrowing
Liquidity
Gross proceeds from stock issuance	$ 3,000
Price per share (in dollars per share)	$ 6.98